UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08943

Name of Registrant:	Legg Mason Light Street Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Robert I Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:   March 31

Date of reporting period:  June 30, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Classic Valuation Fund

June 30, 2009 (Unaudited)

	Shares	Value

Common Stocks and Equity Interests† — 94.3%
Consumer Discretionary — 12.0%
Automobiles — 4.4%
Toyota Motor Corp.—ADR	15,800	$1,193,374

Hotels, Restaurants and Leisure — 2.1%
McDonald’s Corp.	9,800	563,402

Media — 2.6%
The Walt Disney Co.	13,800	321,954
Time Warner Inc.	14,933	376,162

		698,116

Multiline Retail — 1.4%
Kohl’s Corp.	8,800	376,200	A

Textiles, Apparel and Luxury Goods — 1.5%
Coach Inc.	15,200	408,576

Consumer Staples — 12.7%
Food and Staples Retailing — 7.2%
Safeway Inc.	26,300	535,731
Wal-Mart Stores Inc.	28,900	1,399,916

		1,935,647

Food Products — 5.5%
Dean Foods Co.	44,200	848,198	A
Smithfield Foods Inc.	45,500	635,635	A

		1,483,833

Energy — 13.9%
Energy Equipment and Services — 6.0%
Nabors Industries Ltd.	19,300	300,694	A
Tidewater Inc.	16,400	703,068
Transocean Ltd.	8,204	609,475	A

		1,613,237

Oil, Gas and Consumable Fuels — 7.9%
Arch Coal Inc.	7,800	119,886
ConocoPhillips	20,344	855,669
Exxon Mobil Corp.	6,100	426,451
The Williams Cos. Inc.	17,000	265,370
Valero Energy Corp.	26,300	444,207

		2,111,583

Financials — 20.5%
Capital Markets — 2.4%
The Goldman Sachs Group Inc.	4,400	648,736

Commercial Banks — 1.8%
Wells Fargo & Co.	19,500	473,070

	Shares	Value

Financials — Continued
Consumer Finance — 1.8%
American Express Co.	20,200	$469,448

Diversified Financial Services — 4.9%
JPMorgan Chase and Co.	38,700	1,320,057

Insurance — 9.6%
Axis Capital Holdings Ltd.	32,500	850,850
Marsh and McLennan Cos. Inc.	32,800	660,264
The Allstate Corp.	25,400	619,760
The Chubb Corp.	11,600	462,608

		2,593,482

Health Care — 16.8%
Biotechnology — 1.9%
Amgen Inc.	9,800	518,812	A

Health Care Equipment and Supplies — 2.5%
Boston Scientific Corp.	66,500	674,310	A

Health Care Providers and Services — 3.1%
CIGNA Corp.	21,600	520,344
UnitedHealth Group Inc.	12,700	317,246

		837,590

Life Sciences Tools and Services — 1.2%
Thermo Fisher Scientific Inc.	7,800	318,006	A

Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co.	35,300	716,943
Forest Laboratories Inc.	10,100	253,611	A
Johnson and Johnson	8,600	488,480
Pfizer Inc.	48,000	720,000

		2,179,034

Industrials — 5.7%
Aerospace and Defense — 2.1%
The Boeing Co.	13,400	569,500

Airlines — 2.7%
Continental Airlines Inc., Class B Shares	14,900	132,014	A
Southwest Airlines Co.	89,300	600,989

		733,003

Machinery — 0.9%
Caterpillar Inc.	7,300	241,192

Information Technology — 8.3%
Communications Equipment — 2.8%
Nokia Oyj — ADR	51,900	756,702

Computers and Peripherals — 3.2%
Dell Inc.	61,900	849,887	A

Semiconductors and Semiconductor Equipment — 2.3%
Intel Corp.	36,900	610,695

	Shares	Value

Materials — 4.4%
Chemicals — 1.8%
The Dow Chemical Co.	30,100	$485,814

Metals and Mining — 2.6%
Alcoa Inc.	43,300	447,289
Newmont Mining Corp.	6,400	261,568

		708,857

Total Common Stocks and Equity Interests (Cost — $30,162,465)		25,372,163

Total Investments — 94.3% (Cost — $30,162,465)B		25,372,163
Other Assets Less Liabilities — 5.7%		1,534,346

Net Assets — 100.0%		$26,906,509

Net Asset Value Per Share:

Class A	$6.79

Class C	$6.82

Institutional Class	$7.44

†	Under the Statement of Financial Accounting Standards No. 157 all securities are deemed Level 1. Please refer to Investment Valuation.
A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,223,652
Gross unrealized depreciation	(6,013,954)

Net unrealized depreciation	$(4,790,302)

ADR — American Depositary Receipt

Investment Valuation

    The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

    Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and/or Other Equity Investments†	$25,372,163	—	—	$25,372,163

†	See Portfolio of Investments for other additional detailed categorizations.

Derivative Instruments and Hedging Activities

    Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

    At June 30, 2009, the Fund did not hold any derivative instruments.

    Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	David R. Odenath
David R. Odenath

President, Legg Mason Light Street Trust, Inc.

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Light Street Trust, Inc.

Date: August 27, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak

Chief Financial Officer and Treasurer, Legg Mason Light Street Trust, Inc.

Date: August 27, 2009